CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details) (USD $)															12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Credit Facility term loans due 2016	Dec. 31, 2012 Credit Facility term loans due 2018	Dec. 31, 2013 Senior Secured Credit Facility-Term Loan due 2020	Dec. 31, 2013 5% Promissory Note payable to NCM due 2019	Dec. 31, 2013 8.75% Senior Fixed Rate Notes due 2019	Dec. 31, 2012 8.75% Senior Fixed Rate Notes due 2019	Aug. 30, 2012 8.75% Senior Fixed Rate Notes due 2019 Predecessor	Dec. 31, 2013 9.75% Senior Subordinated Notes due 2020	Dec. 31, 2012 9.75% Senior Subordinated Notes due 2020	Aug. 30, 2012 9.75% Senior Subordinated Notes due 2020 Predecessor	Dec. 31, 2013 Capital and financing lease obligations	Dec. 31, 2012 Capital and financing lease obligations	Dec. 31, 2013 Capital and financing lease obligations Minimum	Dec. 31, 2013 Capital and financing lease obligations Maximum
CORPORATE BORROWINGS
Corporate borrowings and capital and financing lease obligations	$ 2,195,010,000	$ 2,201,320,000	$ 465,878,000	$ 297,000,000	$ 767,502,000	$ 8,333,000	$ 647,666,000	$ 654,692,000		$ 655,310,000	$ 661,105,000		$ 116,199,000	$ 122,645,000
Less: current maturities	(16,080,000)	(14,280,000)
Corporate borrowings and capital and financing lease obligations, non-current	2,178,930,000	2,187,040,000
Unamortized premium and discounts	$ 101,290,000								$ 57,000,000			$ 63,000,000
Interest rate (as a percent)			4.25%	4.75%	3.50%
Stated interest rate (as a percent)						5.00%	8.75%			9.75%
Interest rate (as a percent)															8.25%	11.00%